UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO         July 15, 2011
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           53
Form 13F Information Table Value Total:     $319,081
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                    TITLE
                                    OF                    VALUE       SHRS OR            INVESTMENT        VOTING AUTHORITY
NAME OF ISSUER                      CLASS      CUSIP      (X$1000)    PRN AMT    SH/ PRN DISCRETION  SOLE  SHARED   NONE
INTERNATIONAL BUSINESS MACHINE          COM    459200101        14,474     84,370   SH       SOLE                      84,370
PEPSICO INCORPORATED                    COM    713448108        12,532    177,930   SH       SOLE                     177,930
ROYAL DUTCH SHELL PLC - ADR A           ADR    780259206        12,439    174,880   SH       SOLE                     174,880
SCHLUMBERGER LTD                        COM    806857108        12,242    141,690   SH       SOLE                     141,690
CATERPILLAR TRACTOR CO                  COM    149123101        11,817    111,000   SH       SOLE                     111,000
BERKSHIRE HATHAWAY                      COM    084670108        11,727        101   SH       SOLE                         101
UNION PACIFIC CORPORATION               COM    907818108        10,795    103,400   SH       SOLE                     103,400
BHP BILLITON LTD - SPON ADR             ADR    088606108        10,706    113,140   SH       SOLE                     113,140
3M COMPANY                              COM    88579Y101         9,587    101,080   SH       SOLE                     101,080
ORACLE CORP                             COM    68389X105         9,392    285,380   SH       SOLE                     285,380
PROCTER & GAMBLE CO                     COM    742718109         8,906    140,090   SH       SOLE                     140,090
EXXON MOBIL CORPORATION                 COM    30231G102         8,761    107,652   SH       SOLE                     107,652
JM SMUCKER CO                           COM    832696405         8,387    109,720   SH       SOLE                     109,720
EMERSON ELECTRIC CO                     COM    291011104         7,705    136,970   SH       SOLE                     136,970
PHILIP MORRIS INTERNATIONAL             COM    718172109         7,635    114,350   SH       SOLE                     114,350
WAL-MART STORES                         COM    931142103         6,857    129,042   SH       SOLE                     129,042
GENERAL ELECTRIC COMPANY                COM    369604103         6,667    353,490   SH       SOLE                     353,490
ILLINOIS TOOL WORKS                     COM    452308109         6,548    115,920   SH       SOLE                     115,920
MEDCO HEALTH SOLUTIONS INC              COM    58405U102         6,326    111,930   SH       SOLE                     111,930
PRAXAIR INC                             COM    74005P104         6,302     58,140   SH       SOLE                      58,140
COVIDIEN LTD                            COM    G2554F105         6,113    114,850   SH       SOLE                     114,850
AMETEK INC                              COM    031100100         6,104    135,940   SH       SOLE                     135,940
HOSPIRA INC                             COM    441060100         5,915    104,400   SH       SOLE                     104,400
HEWLETT-PACKARD CO.                     COM    428236103         5,675    155,910   SH       SOLE                     155,910
INTEL CORP                              COM    458140100         5,621    253,650   SH       SOLE                     253,650
PFIZER INC                              COM    717081103         5,552    269,500   SH       SOLE                     269,500
MEAD JOHNSON NUTRITION CO               COM    582839106         5,548     82,130   SH       SOLE                      82,130
ABBOTT LABS                             COM    002824100         5,373    102,100   SH       SOLE                     102,100
HSBC HOLDINGS PLC-SPONS ADR             ADR    404280406         5,213    105,060   SH       SOLE                     105,060
CME GROUP INC                           COM    12572Q105         4,905     16,820   SH       SOLE                      16,820
FRANKLIN RESOURCES                      COM    354613101         4,841     36,870   SH       SOLE                      36,870
MERCK & CO.                             COM    58933Y105         4,744    134,440   SH       SOLE                     134,440
VISA INC/A                              COM    92826C839         4,719     56,010   SH       SOLE                      56,010
AVON PRODUCTS                           COM    054303102         4,373    156,180   SH       SOLE                     156,180
LOWE'S CORP                             COM    548661107         4,263    182,900   SH       SOLE                     182,900
KOHL'S CORP                             COM    500255104         4,251     85,000   SH       SOLE                      85,000
YUM BRANDS INC                          COM    988498101         4,235     76,670   SH       SOLE                      76,670
AMERICAN EXPRESS COMPANY                COM    025816109         4,066     78,640   SH       SOLE                      78,640
CISCO SYSTEMS INC                       COM    17275R102         3,662    234,600   SH       SOLE                     234,600
ENBRIDGE INC.                           COM    29250N105         3,542    109,120   SH       SOLE                     109,120
ENSCO PLC                               COM    29358Q109         3,502     65,700   SH       SOLE                      65,700
TARGET CORP                             COM    87612E106         3,352     71,450   SH       SOLE                      71,450
ALERE INC                               COM    01449J105         3,301     90,140   SH       SOLE                      90,140
FLOWSERVE CORP                          COM    34354P105         3,038     27,650   SH       SOLE                      27,650
SPECTRA ENERGY CORP                     COM    847560109         2,991    109,120   SH       SOLE                     109,120
WEATHERFORD INTERNATIONAL               COM    H27013103         2,636    140,600   SH       SOLE                     140,600
NALCO HOLDINGS CO                       COM    62985Q101         2,627     94,450   SH       SOLE                      94,450
ITC HOLDINGS CORP                       COM    465685105         2,584     36,010   SH       SOLE                      36,010
BP P.L.C.                               COM    055622104         2,303     52,000   SH       SOLE                      52,000
TEVA PHARMACEUTICAL INDUSTRIES LTD      COM    881624209         2,127     44,100   SH       SOLE                      44,100
DEVRY INC                               COM    251893103         1,076     18,200   SH       SOLE                      18,200
VERISK ANALYTICS INC - CLASS A          COM    92345Y106           613     17,700   SH       SOLE                      17,700
BERKSHIRE HATHAWAY INC-CL B             COM    084670702           412      5,320   SH       SOLE                       5,320


GRAND TOTALS                                                   319,081  5,933,505

